Contingent Liabilities - Summary of Contingent Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,848	$ 3,443
Associates and joint ventures [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,314	1,822
Subsidiaries and joint operations [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 1,534	$ 1,621